Compass EMP US Small Cap 500 Volatility Weighted Index ETF

Compass EMP International 500 Volatility Weighted Index ETF

Compass EMP Emerging Market 500 Volatility Weighted Index ETF

Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF

Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF

Compass EMP International High Dividend 100 Volatility Weighted Index ETF

Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated July 8, 2015 to the

Prospectus dated July 8, 2015

Shares of the Compass EMP International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP International High Dividend 100 Volatility Weighted Index ETF and Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF are not currently being offered to the public.

* * * * * * * * * *

This Supplement and the existing Statement of Additional Information dated November 1, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.